Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Gross contribution	181.4	149.1	391.4	454.9	638.0	571.6	480.1
Segment general and administration	36.9	40.6	122.9	123.7	171.8	161.7	133.3
Segment profit	144.5	108.5	268.5	331.2	466.2	409.9	346.8
LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	970.5	975.1	2,753.8	2,899.1	4,016.9	3,854.8	3,604.3
Gross contribution	233.8	245.3	522.4	666.5	918.9	739.1	720.6
Segment general and administration	57.1	63.3	186.9	195.0	265.2	258.1	221.3
Segment profit	176.7	182.0	335.5	471.5	653.7	481.0	499.3
Motion Picture
Segment Reporting Information [Line Items]
Revenues	309.2	443.2	1,063.3	1,245.6	1,656.3	1,323.7	1,185.3
Gross contribution	106.0	127.5	246.1	320.3	433.3	386.3	356.0
Segment general and administration	22.4	27.1	73.6	83.2	113.9	109.8	93.1
Segment profit	83.6	100.4	172.5	237.1	319.4	276.5	262.9
Television Production
Segment Reporting Information [Line Items]
Revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Gross contribution	75.4	21.6	145.3	134.6	204.7	185.3	124.1
Segment general and administration	14.5	13.5	49.3	40.5	57.9	51.9	40.2
Segment profit	60.9	8.1	96.0	94.1	146.8	133.4	83.9
Reportable Segments
Segment Reporting Information [Line Items]
Revenues					2,986.4	3,083.8	2,716.3
Segment profit	144.5	108.5	268.5	331.2
Reportable Segments | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Segment general and administration	57.1	63.3	186.9	195.0	265.2	258.1	221.3
Segment profit	176.7	182.0	335.5	471.5	653.7	481.0	499.3
Reportable Segments | Motion Picture
Segment Reporting Information [Line Items]
Revenues	309.2	443.2	1,063.3	1,245.6
Reportable Segments | Motion Picture | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	309.2	443.2	1,063.3	1,245.6	1,656.3	1,323.7	1,185.3
Gross contribution	106.0	127.5	246.1	320.3	433.3	386.3	356.0
Segment general and administration	22.4	27.1	73.6	83.2	113.9	109.8	93.1
Segment profit	83.6	100.4	172.5	237.1	319.4	276.5	262.9
Reportable Segments | Studio Business | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	713.8	691.6	2,125.8	2,106.3	2,986.4	3,083.8	2,716.3
Gross contribution	181.4	149.1	391.4	454.9	638.0	571.6	480.1
Segment general and administration	36.9	40.6	122.9	123.7	171.8	161.7	133.3
Segment profit	144.5	108.5	268.5	331.2	466.2	409.9	346.8
Reportable Segments | Media Networks | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	344.5	417.2	1,041.5	1,214.9	1,576.4	1,546.5	1,536.2
Gross contribution	45.1	108.2	173.5	255.4	329.8	203.2	243.2
Segment general and administration	20.2	22.7	64.0	71.3	93.4	96.4	88.0
Segment profit	24.9	85.5	109.5	184.1	236.4	106.8	155.2
Reportable Segments | Television Production
Segment Reporting Information [Line Items]
Revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Reportable Segments | Television Production | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Gross contribution	75.4	21.6	145.3	134.6	204.7	185.3	124.1
Segment general and administration	14.5	13.5	49.3	40.5	57.9	51.9	40.2
Segment profit	60.9	8.1	96.0	94.1	146.8	133.4	83.9
Intersegment Eliminations | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	(87.8)	(133.7)	(413.5)	(422.1)	(545.9)	(775.5)	(648.2)
Gross contribution	(7.3)	(12.0)	(42.5)	(43.8)	(48.9)	(35.7)	(2.7)
Segment profit	7.3	(12.0)	(42.5)	(43.8)	(48.9)	(35.7)	(2.7)
Intersegment Eliminations | Motion Picture | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	(9.9)	(36.6)	(146.2)	(113.7)	(128.2)	(44.2)	(38.0)
Intersegment Eliminations | Studio Business | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	(87.8)	(133.7)	(413.5)	(422.1)	(545.9)	(775.5)	(648.2)
Intersegment Eliminations | Media Networks | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Intersegment Eliminations | Television Production | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	$ (77.9)	$ (97.1)	$ (267.3)	$ (308.4)	$ (417.7)	$ (731.3)	$ (610.2)